Segmented Information - Schedule of Non Current Assets by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	$ 32,067	$ 24,616
Mexico [Member]
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	19,747	19,750
Ecuador [Member]
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	11,723	4,774
Chile [Member]
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	6	7
Peru [Member]
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	480	79
Canada [Member]
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	$ 111	$ 6